Loans and borrowings	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Loans and borrowings
Loans and borrowings
The repayment profile of the syndicated and other loans held by the Company is as follows:

	December 31, 2019	December 31, 2018
	€m	€m
Current liabilities/(assets)
Syndicated loans	10.8	23.4
Lease liabilities	18.9	—
Less deferred borrowing costs to be amortized within 1 year	(2.0)	(2.0)
Total due in less than one year	27.7	21.4
Non-current liabilities
Syndicated loans	1,364.4	1,351.8
2024 fixed rate senior secured notes	400.0	400.0
Lease liabilities	90.1	—
Less deferred borrowing costs to be amortized in 2-5 years	(6.9)	(7.9)
Less deferred borrowing costs to be amortized in more than 5 years	—	(1.0)
Total due after more than one year	1,847.6	1,742.9
Total borrowings	1,875.3	1,764.3
As detailed in Note 2, following the adoption of IFRS 16 Leases on January 1, 2019, loans and borrowings now includes €109.0 million relating to lease liabilities.
On May 3, 2017 the Company completed a refinancing of its Senior debt. All Senior debt as at the balance sheet date was repaid and replaced with new Senior Euro debt of €500.0 million and Senior U.S. Dollar debt of $610.0 million. Both are repayable on May 15, 2024. The Senior U.S. Dollar debt requires a mandatory repayment of 1% of notional, of which $6.6 million was repaid in 2018 and $9.6 million in 2019. The existing revolving credit facility was also replaced with a new €80.0 million facility, which is available until May 15, 2023 and may be utilized to support working capital requirements, including letters of credit and bank guarantees.
Concurrent to the refinancing, the Company repaid the senior secured notes due 2020 and completed a private offering of €400.0 million of 3.25% senior secured notes due May 15, 2024 (the “Notes”), payable semi-annually in arrears. Both the new Senior debt and the Notes are guaranteed on a senior basis by the Company and certain subsidiaries thereof. Eligible transaction costs of approximately €9.8 million were capitalized as part of the refinancing and will be amortized over the life of the debt.
On December 20, 2017 we further amended and restated our Senior Facilities Agreement to reprice our $610.0 million and €500.0 million term loan facilities. The margin was reduced by 50 basis points on the U.S. Dollar-denominated term loan and 25 basis points on the Euro-denominated term loan. There were no changes to the maturity dates of the term loan facilities. These amendments were accounted for as a modification of the existing loan, so that the modified cash flows are recognized at the original effective interest rate, with a corresponding reduction to the carrying value of the loans. We also established a $50.0 million incremental term loan facility and a €58.0 million incremental term loan facility which were fully drawn down on January 31, 2018 and February 9, 2018 respectively. Eligible transaction costs of approximately €2.5 million have been capitalized as part of this amendment and will be amortized over the life of the debt.
On June 15, 2018, we amended and restated our Senior Facilities Agreement to establish an incremental U.S. Dollar denominated term loan that increased the amount of U.S. Dollar Term Loans by $300.0 million to $953.4 million. Principal outstanding under the Euro-denominated term loan remained unchanged at €558.0 million. The maturity dates remained May 2024 for both Euro and U.S. Dollar denominated Term Loans. The €80.0 million multicurrency revolving credit facility remained unchanged and matures in May 2023.
As at December 31, 2019 €17.2 million (December 31, 2018: €16.8 million) has been utilized for issuance of letters of credit and bank guarantees.
Guarantees and secured assets
The Senior Facility Agreement that governs the Company’s Senior debt, establishes security over the assets of the “Guarantor Group”. The Guarantor Group consists of those companies that individually have more than 5% of consolidated total assets or EBITDA (as defined in the Senior Facilities Agreement) of the Company and in total comprise more than 80% of consolidated total assets or EBITDA at any testing date.
The Senior Facilities Agreement includes an excess cash flow calculation whereupon an amount of principal shall be repaid based upon terms including cash generated during the year and leverage. In 2019 the amount repaid was €12.1 million relating to the calculation performed at the end of 2018. Based on the calculation performed for December 31, 2019, there will be no excess cash flow repayment in 2020.
In connection with its pension scheme, Findus Sverige AB, a 100% owned subsidiary, is required to obtain credit insurance with PRI Pensionsgaranti (“PRI”), a credit insurance company that provides insurance annually against the risk of a sponsoring company’s insolvency. In connection with such credit insurance, as at December 31, 2019 Findus Sverige AB has granted floating charges over certain assets in favor of PRI in an amount of SEK 300 million (€28.7 million) (December 31, 2018: €29.3 million) and Nomad Foods Limited has issued a parent guarantee to PRI which will not exceed SEK 450 million (€43.0 million) (December 31, 2018: €43.9 million) and has a maturity date of March 31, 2021.